Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 147,144	£ 127,664
Financial assets at fair value through the income statement	191,128	171,761
Derivative financial instruments	256,129	302,693
Financial assets at fair value through other comprehensive income	50,184	51,902
Trading portfolio liabilities	(56,137)	(46,139)
Financial liabilities designated at fair value	(263,920)	(249,626)
Derivative financial liabilities	(246,983)	(300,580)
At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	147,144	127,664
Financial assets at fair value through the income statement	191,128	171,761
Derivative financial instruments	256,129	302,693
Financial assets at fair value through other comprehensive income	50,184	51,902
Investment property	8	10
Total assets	644,593	654,030
Trading portfolio liabilities	(56,137)	(46,139)
Financial liabilities designated at fair value	(263,920)	(249,626)
Derivative financial liabilities	(246,983)	(300,580)
Total liabilities	(567,040)	(596,345)
Quoted market prices (Level 1) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	73,307	60,619
Financial assets at fair value through the income statement	1,089	4,439
Derivative financial instruments	11,643	9,154
Financial assets at fair value through other comprehensive income	14,495	12,150
Investment property	0	0
Total assets	100,534	86,362
Trading portfolio liabilities	(30,063)	(23,331)
Financial liabilities designated at fair value	(142)	(159)
Derivative financial liabilities	(11,227)	(8,762)
Total liabilities	(41,432)	(32,252)
Observable inputs (Level 2) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	71,285	65,182
Financial assets at fair value through the income statement	186,032	162,930
Derivative financial instruments	240,830	289,071
Financial assets at fair value through other comprehensive income	35,646	39,599
Investment property	0	0
Total assets	533,793	556,782
Trading portfolio liabilities	(26,057)	(22,780)
Financial liabilities designated at fair value	(263,482)	(249,126)
Derivative financial liabilities	(230,157)	(285,579)
Total liabilities	(519,696)	(557,485)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Total assets	10,266	10,886
Total liabilities	(5,912)	(6,608)
Significant unobservable inputs (Level 3) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	2,552	1,863
Financial assets at fair value through the income statement	4,007	4,392
Derivative financial instruments	3,656	4,468
Financial assets at fair value through other comprehensive income	43	153
Investment property	8	10
Total assets	10,266	10,886
Trading portfolio liabilities	(17)	(28)
Financial liabilities designated at fair value	(296)	(341)
Derivative financial liabilities	(5,599)	(6,239)
Total liabilities	£ (5,912)	£ (6,608)